Leases - Schedule of components of the net investment in finance leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Components of the net investment in finance leases
Future minimum lease payment receivable	$ 2,053,619	$ 1,989,859
Estimated residual receivable	299,919	269,090
Gross finance lease receivable	2,353,538	2,258,949
Unearned income	(672,950)	(673,137)
Net investment in finance leases	$ 1,680,588	$ 1,585,812
Customer One | Lease Finance Portfolio Benchmark | Customer Concentration Risk
Components of the net investment in finance leases
Concentration Risk, Percentage	93.00%	93.00%